Consolidated Statements of Comprehensive Loss - USD ($) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Profit or loss [abstract]
OPERATING REVENUES	$ 651.8	$ 542.8
COST OF SALES
Mining and processing	387.2	315.6
Impairment of El Chanate inventory (note 7)	64.0	0.0
Royalties (note 19)	21.6	15.6
Amortization	166.6	125.6
Cost of sales	639.4	456.8
EXPENSES
Exploration	11.0	8.3
Corporate and administrative	17.4	15.5
Share-based compensation (note 12)	6.6	6.2
Total expenses	674.4	486.8
(LOSS) EARNINGS FROM OPERATIONS	(22.6)	56.0
Finance expense	(3.0)	(6.6)
Foreign exchange loss	(4.4)	5.0
Other loss (note 13)	(8.4)	(3.1)
Loss on redemption of senior secured notes	0.0	(29.1)
(LOSS) EARNINGS BEFORE INCOME TAXES	(38.4)	22.2
INCOME TAXES (note 11)
Current income tax expense	(17.3)	(11.9)
Deferred income tax (expense) recovery	(16.9)	16.3
NET (LOSS) EARNINGS	(72.6)	26.6
Items that may be subsequently reclassified to net earnings:
Unrealized (loss) gain on currency hedging instruments, net of taxes	(7.4)	6.0
Unrealized loss on fuel hedging instruments, net of taxes	(0.5)	0.0
Items that will not be reclassified to net earnings:
Unrealized (loss) gain on equity securities, net of taxes	(1.8)	6.6
Total other comprehensive (loss) income	(9.7)	12.6
COMPREHENSIVE (LOSS) INCOME	$ (82.3)	$ 39.2
(LOSS) EARNINGS PER SHARE (note 12)
- basic (usd per share)	$ (0.19)	$ 0.09
- diluted (usd per share)	$ (0.19)	$ 0.09
Weighted average number of common shares outstanding (000's)
- basic (in shares)	389,816	305,521
- diluted (in shares)	389,816	309,021